SCHNEIDER SMALL CAP VALUE FUND
                                       OF
                               THE RBB FUND, INC.

         Schneider Small Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares offered by this Prospectus represent interests in the Fund. The Fund seeks long-term capital growth by investing primarily in common stocks of companies with relatively small capitalizations that are less than the largest company in the Russell 2000 Index which Schneider Capital Management Company (the "Adviser") believes are undervalued.

         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated April 8, 1998 (as revised September 1, 1998), has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 888-9723. The Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                  APRIL 8, 1998
                         (AS REVISED SEPTEMBER 1, 1998)

INTRODUCTION


         RBB is an open-end investment management company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-three separate investment portfolios. The Shares offered by this Prospectus represent interests in the Schneider Small Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.


FEE TABLE

         The following table illustrates annual operating expenses to be incurred by the Fund (after expected fee waivers and expense reimbursements) based on expenses expected to be incurred in the current fiscal period. An example based on the summary is also shown.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


Management Fees (after waivers)(1)(2)......................................0.10%
Other Expenses (after waivers and expense reimbursements)..................1.00%
Total Fund Operating Expenses (after waivers)(2)...........................1.10%
                                                                           =====


(1) Management Fees are based on average daily net assets and are calculated daily and paid monthly.


(2) Before fee waivers and expense reimbursements, Management Fees would be 1.00%; Other Expenses would be 1.25%; and Total Fund Operating Expenses would be 2.25%. Waivers are expected to remain in effect for the Fund's current fiscal year.


EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                                                            ONE         THREE
                                                            YEAR        YEARS
                                                            ----        -----
         Schneider Small Cap Value Fund                      $11         $35


         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees for the Fund. However, there can be no assurance that any future expense reimbursements and waivers of Management Fees will not vary from the figures reflected in the Fee Table.

         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVES AND POLICIES


         The Fund seeks long-term capital growth by investing primarily in common stocks of companies which have relatively small capitalizations that are less than the largest company in the Russell 2000 Index and which Schneider Capital Management Company (the "Adviser") believes are undervalued. Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in these companies. As of July 30, 1998, the company with the largest market capitalization on the Russell 2000 Index was $1.9 billion. The Russell 2000 Index is an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded. companies.


         The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, industry literature, company reports, financial reports, company presentations, earnings power and growth and other investment criteria.

         The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. The Fund will invest in convertible securities without regard to their credit ratings.


         The Fund may invest up to 20% of the value of its net assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. See "Risk Factors -- Foreign Securities" below and "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.


         The Fund may also invest up to 5% of the value of its net assets in derivative securities. The Fund may invest without limit in debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. Government or government agencies.

         The Fund may lend securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. Because the government securities or other assets that are pledged as collateral to the Fund in connection with these loans generate income, securities lending enables the Fund to earn income that may partially offset expenses. These loans may not exceed 33 1/3% of the Fund's total assets. The documentation for these loans will provide that the Fund will receive collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined, consisting of government securities or other assets permitted by applicable regulations and interpretations. The Fund will pay reasonable administrative and custodial fees in connection with the loan of securities. The Fund will invest collateral in Short-Term Investments, and will bear the risk of loss of the invested collateral. In addition, the Fund will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities. The Fund's share of income from the loan collateral will be included in its gross investment income.


         The Fund may invest up to 15% of the value of its net assets in securities that are illiquid. The Fund may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act"), as amended, but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


         In accordance with the above-mentioned policies, the Fund may also invest up to 5% of the value of its net assets in each of the following types of investments: indexed securities, repurchase and reverse repurchase agreements and dollar rolls, financial futures contracts, and options on futures contracts. See "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may invest up to 10% of its total assets in registered investment companies and shares of investment companies investing primarily in foreign securities including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one foreign country. See "Investment Objectives and Policies" in the Statement of Additional Information for more information on the Fund's ability to invest in investment companies. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

         While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Eligible money market instruments include bank obligations, such as certificates of deposit and bankers' acceptances issued by foreign or domestic banks or financial institutions that have total assets of more than $2.5 billion, and commercial paper rated in the top rating category by S&P, Moody's, D&P or Fitch and unrated commercial paper determined to be of comparable quality by the Adviser. The Adviser will determine when market conditions warrant temporary defensive measures.


         The Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.


INVESTMENT LIMITATIONS


         The Fund may not change the following investment limitations without shareholder approval, except as set forth below. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


         The Fund may not:

                  1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.


                  3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund has a non-fundamental policy which can be changed without shareholder approval, that it will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.


PORTFOLIO TURNOVER


         The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will be approximately 75%.



RISK FACTORS

         As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing interests in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Policies."


         EQUITY MARKETS. The Fund invests primarily in equity markets. Equity markets can be highly volatile, so that investing in the Fund involves substantial risk. In addition, the Fund can and will typically invest in stocks that are riskier and more volatile than the average stock. As a result, investing in this Fund involves risk of substantial loss of capital.

         FOREIGN SECURITIES. Investing in the securities of non-U.S. issuers involves opportunities and risks that are different from investing in the securities of U.S. issuers. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in exchange rates. In addition, investors should realize that the value of the Fund's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations in those foreign nations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from that of the United States, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. The Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. Expenses relating to foreign investments are higher than those relating to domestic securities. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.


         YEAR 2000. The services provided to the Fund by the Adviser and others depend in large part upon the smooth functioning of their computer systems.
Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded or calculated. The Adviser has advised the Fund that the Adviser's own computer system will correctly compute the year 2000. PFPC and the Fund's other service providers have advised the Fund that they have been reviewing all of their computer systems, are actively working on necessary changes to these systems to prepare for the year 2000 and expect that, given the extensive testing which they are undertaking, their systems will be year 2000 compliant before that year. There can, however, be no assurance that PFPC or any other service provider will be successful in achieving year 2000 compliance, or that interaction by the Adviser or other service providers with non-complying computer systems of other firms (such as broker-dealers or firms that provide securities pricing information) will not impair services to the Fund.

         Investment methods described in this Prospectus are among those that the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.


MANAGEMENT

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER


         Schneider Capital Management Company, located at 460 East Swedesford Road, Suite 1080, Wayne, PA 19087, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of April 30, 1998, in excess of $1.7 billion. Schneider Capital Management Company is 100% employee-owned, with a staff of fourteen, and was founded in 1996.


         Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund.


         For its services to the Fund, the Adviser is entitled to receive under the Advisory Agreement a monthly advisory fee computed at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Fund in order to limit total operating expenses of the Fund to an annual rate of not more than 1.10% of the average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waiver and reimbursements at any time.

         The President and Chief Investment Officer of the Adviser, Arnold C. Schneider III, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Schneider founded the Adviser in 1996, and has managed the Fund since its inception. Prior to 1996, he was a senior vice president and partner of the Wellington Management Company ("Wellington"), where he was responsible for institutional accounts and mutual fund portfolios since 1987.


         John K. Schneider, Senior Vice President and Assistant Portfolio Manager, joined his brother at the inception of the firm and had previously been the Director of Research, Senior Vice President and Member of the Operating Committee of Newbold Asset Management. John brings ten years of investment experience to the firm, having started as a research analyst with Wilmington Capital in 1986.

ADMINISTRATOR


         PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC is entitled to receive a fee under an administration and accounting services agreement calculated at an annual rate of .125% of the Fund's average daily net assets.


ADMINISTRATIVE SERVICES AGENT


         Provident Distributors Inc. ("PDI") provides certain administrative services to the Fund that are not provided by PFPC, subject to the supervision and direction of the Board of Directors of the Fund. As compensation for such administrative services, the Fund pays PDI each month a fee for the previous month calculated at the annual rate of .15% of the average daily net assets of the Fund. PDI's principal business address is Four Falls Corporate Center, West Conshohocken, Pennsylvania 19428-2961.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809.

DISTRIBUTOR


         Provident Distributors, Inc. (the "Distributor" or "PDI")serves as the Company's distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares. No compensation is payable by the

Company to PDI for distribution services with respect to the Fund's Shares.

EXPENSES

         The expenses of the Fund are deducted from its total income before dividends are paid. These expenses include, but are not limited to: fees paid to the Adviser and PFPC; fees and expenses of officers and directors who are not affiliated with any of RBB's investment advisers, sub-advisers or the Distributor; taxes; interest; legal fees; custodian fees; auditing fees; brokerage fees and commissions; certain of the fees and expenses of registering and qualifying the Fund and the Shares for distribution under federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing them annually to existing shareholders that are not attributable to a particular class of shares of RBB; the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB; fidelity bond and directors and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses that are not expressly assumed by the Adviser under its investment advisory agreement with respect to the Fund. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios.


              The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and of increasing its yield to investors.


HOW TO PURCHASE SHARES

GENERAL


         Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Schneider Small Cap Value Fund," c/o PFPC Inc., P.O. Box 8945, Wilmington, Delaware 19899-8945. Shareholders may not purchase shares of the Schneider Small Cap Value Fund with a check issued by a third party and endorsed over to the Fund. The name of the Fund,

Schneider Small Cap Value Fund, must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $250,000, and subsequent minimum investments must be at least $25,000. The Adviser reserves the right to waive the minimum initial or subsequent investment requirement. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundations or other related groups may be aggregated. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.


         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

         The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents. Orders received by the Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by the Fund or its agents after the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

         An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:


                  A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 520-3277, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

                  B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:


                           PNC Bank, N.A.
                           Philadelphia, PA  19103
                           ABA NUMBER:  0310-0005-3
                           CREDITING ACCOUNT NUMBER:  86-1108-2507
                           FROM:  (name of investor)
                           ACCOUNT NUMBER:  (Investor's account number with
                                    the Fund)
                           FOR PURCHASE OF: Schneider Small Cap Value Fund
                           AMOUNT:  (amount to be invested)


                  C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

         For subsequent investments, an investor should follow steps A and B above.



HOW TO REDEEM AND EXCHANGE SHARES

REDEMPTION BY MAIL


         Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Schneider Small Cap Value Fund, c/o PFPC Inc., P.O. Box 8945, Wilmington, Delaware 19899-8945. There is no charge for a redemption.


         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "How to Redeem and Exchange Shares -- Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary.

INVOLUNTARY REDEMPTION

         The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS


         In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as permitted by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days from date of purchase, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that a portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.


TELEPHONE TRANSACTIONS


         In order to request an exchange or redemption by telephone, a shareholder must have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 520-3277. Neither RBB, the Fund, the Distributor, the Administrator nor any Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.


         RBB's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE

         Net asset value per share of the Fund is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of shares outstanding. The net asset value of the Fund is calculated and securities are valued as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

         Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the average closing bid; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         The Fund will declare and pay dividends from net investment income annually and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


TAXES

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.


         The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.


         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


DESCRIPTION OF SHARES

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 14.03 billion shares are currently classified into 83 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information.


         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO SCHNEIDER SMALL CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO SCHNEIDER SMALL CAP VALUE FUND.


         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when RBB's Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

         As of August 21, 1998, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION

REPORTS AND INQUIRIES


         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to the Fund's transfer agent, PFPC, at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 520-3277.


SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing Shares in the Fund are not normally issued.

PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, the Russell 1000 Value Index, the Russell 2000 Value Index, the Russell Mid Cap Value Index or the Dow Jones Industrial Average. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.


LITIGATION

         One of the principals of the Adviser, Arnold C.Schneider, III, is a party in litigation initiated against him on December 13, 1996 by representatives of his former firm, Wellington Management Company, LLP ("Wellington") in Massachusetts Middlesex County Superior Court. The litigation involves Mr. Schneider's withdrawal from Wellington and the terms of a noncompetition agreement between Mr. Schneider and Wellington. Wellington is seeking injunctive relief and damages in an unspecified amount. On February 17, 1998, the court issued a decision on Wellington's request for an injunction. It found that Mr. Schneider had breached his duties to Wellington and prohibited Mr. Schneider from directly or indirectly providing investment advisory services to clients of his former firm until July 11, 2001. This decision has been appealed. The issue of liability and damages is expected to be determined by a jury. The court ruled that any findings by the court in its decision on injunctive relief would not be binding on the jury in the damages phase of the case.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                           ----------------------
                              TABLE OF CONTENTS
                                                                       PAGE
                                                                       ----
INTRODUCTION............................................................  2
INVESTMENT OBJECTIVES AND POLICIES......................................  3
INVESTMENT LIMITATIONS..................................................  5
RISK FACTORS............................................................  7
MANAGEMENT..............................................................  8
HOW TO PURCHASE SHARES.................................................. 10
HOW TO REDEEM AND EXCHANGE SHARES....................................... 12
NET ASSET VALUE......................................................... 14
DIVIDENDS AND DISTRIBUTIONS............................................. 15
TAXES .................................................................. 15
DESCRIPTION OF SHARES................................................... 16
OTHER INFORMATION....................................................... 17
LITIGATION.............................................................. 18

             PROSPECTUS





                                  APRIL 8, 1998
                                   (AS REVISED
                               SEPTEMBER 1, 1998)




                               SCHNEIDER SMALL CAP
                                   VALUE FUND




                      SCHNEIDER CAPITAL MANAGEMENT COMPANY

INVESTMENT ADVISER
Schneider Capital Management Company
Wayne, Pennsylvania


CUSTODIAN
PNC Bank, N.A.
Philadelphia,  Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware


DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania


COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

SCHNEIDER SMALL CAP VALUE FUND
                                            SCHNEIDER CAPITAL MANAGEMENT COMPANY
                                            ------------------------------------


ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-520-3277.


+--------------+     (Please check the appropriate box(es) below.)
| 1            |     |_|  Individual          |_|  Joint Tenant         |_|  Other
| Account      |
| Registration:|     -------------------------------------------------------------------------------
+--------------+     Name                        SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                     NAME OF JOINT OWNER               JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                     For joint accounts, the account registrants will be joint
                     tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

--------------
GIFT TO MINOR:       |_|  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
--------------
                     -------------------------------------------------------------------------------
                     NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                     -------------------------------------------------------------------------------
                     NAME OF MINOR (ONLY ONE PERMITTED)

                     -------------------------------------------------------------------------------
                     MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH
------------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
------------------   -------------------------------------------------------------------------------
                     NAME OF CORPORATION, PARTNERSHIP, OR OTHER                NAME(S) OF TRUSTEE(S)

                     -------------------------------------------------------------------------------
                     TAXPAYER IDENTIFICATION NUMBER

+--------------+     -------------------------------------------------------------------------------
| 2            |     STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |     -------------------------------------------------------------------------------
+--------------+     CITY                                                STATE              ZIP CODE

                     -------------------------------------------------------------------------------
                     DAY PHONE NUMBER                                           EVENING PHONE NUMBER



+--------------+     Minimum initial investment of $250,000          Amount of investment $_______
| 3            |
| Information: |     Make the check payable to Schneider Small Cap Value Fund.
+--------------+
                     Shareholders may not purchase shares of this Fund with a
                     check issued by a third party and endorsed over to the Fund.

------------------
DISTRIBUTION         NOTE: Dividends and capital gains may be reinvested or paid by check. If not options are selected
OPTIONS:             below, both dividends and capital gains will be reinvested in additional Fund shares.
------------------
                     DIVIDENDS |_| Pay by check |_| Reinvest |_| CAPITAL GAINS |_| Pay by check |_| Reinvest |-|

+--------------+     To use this option, you must initial the appropriate line below.
| 4            |     I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares
| Telephone    |     in my account(s) by telephone in accordance with the procedures and conditions set forth in the
| Redemption:  |     Fund's current prospectus.
+--------------+
                     ______________________               ____________________ Redeem shares, and send the proceeds to
                      individual initial                     joint initial     the address of record.

                     ______________________               ____________________ Exchange shares for shares of RBB
                      individual initial                     joint initial     Money Market Fund.





---------------      -------------------------------------------------------------------------------
BANK OF RECORD:      BANK NAME                                            STREET ADDRESS OR P.O. BOX
---------------
                     -------------------------------------------------------------------------------
                     CITY                                        STATE                      ZIP CODE

                     -------------------------------------------------------------------------------
                     BANK ABA NUMBER                                             BANK ACCOUNT NUMBER


+--------------+
| 5           |      The undersigned warrants that I (we) have fully authority and, if a natural person, I (we) am (are) of
| Signatures:  |     legal age to purchase shares pursuant to this Account Application, and I (we) have received a current
+--------------+     prospectus for the Fund in which I (we) am (are) investing.

                     Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:

                     Under penalties of perjury, I certify that:

                     (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to), and

                     (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                     NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY
                     SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX
                     RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT
                     OTHER THAN THE CERTIFICATION REQUIRED TO AUDIT BACKUP WITHHOLDING.

                     -------------------------------------------------------------------------------
                     SIGNATURE OF APPLICANT                                                     DATE

                     -------------------------------------------------------------------------------
                     PRINT NAME                                                TITLE (IF APPLICABLE)

                     -------------------------------------------------------------------------------
                     SIGNATURE OF JOINT OWNER                                                   DATE

                     -------------------------------------------------------------------------------
                     PRINT NAME                                                TITLE (IF APPLICABLE)


                     (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                     For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-520-3277.

                     MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE SCHNEIDER SMALL CAP VALUE FUND
                                                                          C/O PFPC INC.
                                                                          P.O. BOX 8945
                                                                          WILMINGTON, DE  19899-8945



                         SCHNEIDER SMALL CAP VALUE FUND


                                       OF

                               THE RBB FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to shares (the "Shares") representing interest in the Schneider Small Cap Value Fund (the "Fund") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Schneider Small Cap Value Fund Prospectus, dated April 8, 1998 (as revised September 1, 1998) (the "Prospectus"). A copy of the Prospectus may be obtained from RBB by calling toll-free (800) 888-9723 or 9829. This Statement of Additional Information is dated April 8, 1998 (as revised September 1, 1998).



                                    CONTENTS


GENERAL..................................................................2
INVESTMENT OBJECTIVES AND POLICIES.......................................2
DIRECTORS AND OFFICERS...................................................9
INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS............13
PORTFOLIO TRANSACTIONS..................................................15
PURCHASE AND REDEMPTION INFORMATION.....................................16
VALUATION OF SHARES.....................................................17
PERFORMANCE AND YIELD INFORMATION.......................................18
TAXES ..................................................................18
ADDITIONAL INFORMATION CONCERNING RBB SHARES............................21
MISCELLANEOUS...........................................................24
APPENDIX A.............................................................A-1




NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. ("RBB") is an open-end management investment company currently operating or proposing to operate twenty-three separate investment portfolios. RBB was organized as a Maryland corporation on February 29, 1988.

                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund.

ADDITIONAL INFORMATION ON FUND INVESTMENTS.

                  LENDING OF FUND SECURITIES. The Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Schneider Capital Management Company (the "Adviser"), to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily.


                  INDEXED SECURITIES. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. The Fund does not presently intend to invest more than 5% of its net assets in indexed securities.


                  REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The financial institutions with whom the Fund may enter into repurchase agreements will be banks which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The

Adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.


                  REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may also enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The Fund does not presently intend to engage in reverse repurchase or dollar roll transactions involving more than 5% of the Fund's net assets.


                  U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase U.S. Government agency and instrumentality obligations that are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Government or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks.

                  The Fund's net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business

Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank.


                  HEDGING INVESTMENTS. At such times as the Adviser deems it appropriate and consistent with the investment objective of the Fund, the Fund may invest in financial futures contracts and options on financial futures contracts. The purpose of such transactions is to hedge against changes in the market value of securities in the Fund caused by fluctuating interest rates and to close out or offset its existing positions in such futures contracts or options as described below. Such instruments will not be used for speculation. Futures contracts and options on futures are discussed below.


                  FUTURES CONTRACTS. The Fund may invest in financial futures contracts with respect to those securities listed on the S&P 500 Stock Index. Financial futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. There are risks that are associated with the use of futures contracts for hedging purposes. In certain market conditions, as in a rising interest rate environment, sales of futures contracts may not completely offset a decline in value of the portfolio securities against which the futures contracts are being sold. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations. Risks in the use of futures contracts also result from the possibility that changes in the market interest rates may differ substantially from the changes anticipated by the Fund's investment adviser when hedge positions were established. The Fund does not presently intend to invest more than 5% of net assets in futures contracts.


                  OPTIONS ON FUTURES. The Fund may purchase and write call and put options on futures contracts with respect to those securities listed on the S&P 500 Stock Index and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. The Fund may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging against the risk of rising interest rates. The purchase of call options on futures contracts is a means of hedging against a market advance when the Fund is not fully invested.


                  There is no assurance that the Fund will be able to close out its financial futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be imperfect correlations (or no correlations) between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Such imperfect correlations could have an impact on the Fund's ability to effectively hedge its securities. The Fund does not presently intend to invest more than 5% of net assets in options on futures.

                  BANK AND CORPORATE OBLIGATIONS. The Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  The Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the three highest ratings categories of S&P or Moody's (or which, if unrated, are determined by the Adviser to be of comparable quality). Unrated securities will be determined to be of the comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. See Appendix "A" for a description of corporate debt ratings.


                  COMMERCIAL PAPER. The Fund may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Adviser, issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. These rating symbols are described in Appendix "A" hereto. The Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Fund's Adviser pursuant to guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration, which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.


                  FOREIGN SECURITIES. The Fund may invest in foreign securities, either directly or indirectly through American Depository Receipts and European Depository Receipts. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations.

                  Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of the Fund's shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.


INVESTMENT LIMITATIONS.

                  RBB has adopted the following fundamental investment limitations, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding Shares (as defined in Section 2(a)(42) of the 1940 Act). The Fund may not:

                  1. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

                  2. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

                  3. Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (b) in real estate investment trusts;

                  4. Purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

                  5. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan;


                  6. Invest 25% or more of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); or

                  7. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  8. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

                  (For purposes of Investment Limitation No. 1, any collateral arrangements with respect to, if applicable, the writing of options and futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets. For purposes of Investment Limitation No. 2, neither the foregoing arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of senior securities.)

                  The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.


                  Except as required by the 1940 Act with respect to the borrowing of money and the limitation on illiquid holdings, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.


                  Securities held by the Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless permitted under the 1940 Act.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:



================================================================================
NAME AND ADDRESS AND AGE     POSITION     PRINCIPAL OCCUPATION
                             WITH FUND    DURING PAST FIVE YEARS
--------------------------------------------------------------------------------
*Arnold M. Reichman - 49     Director     Senior Managing Director, Chief
466 Lexington  Avenue                     Operating Officer and Assistant
New York, NY 10017                        Secretary, Warburg Pincus Asset
                                          Management, Inc.; Director and
                                          Executive Officer of Counsellors
                                          Securities Inc.; Director/Trustee of
                                          various investment companies advised
                                          by Warburg Pincus Asset Management,
                                          Inc.
--------------------------------------------------------------------------------
**Robert Sablowsky - 59      Director     Senior Vice President, Fahnestock Co.,
110 Wall Street                           Inc. (a registered broker-dealer);
New York, NY 10005                        Priot to October 1996, Executive Vice
                                          President of Gruntal & Co., Inc. (a
                                          registered broker-dealer).
--------------------------------------------------------------------------------
Francis J. McKay - 62        Director     Since 1963, Executive Vice President,
7701 Burholme Avenue                      Fox Chase Cancer Center (biomedical
Philadelphia, PA 19111                    research and medical care).
--------------------------------------------------------------------------------
Marvin E. Sternberg - 63     Director     Since 1974, Chairman, Director and
937 Mt. Pleasant Road                     President, Moyco Industries, Inc.
Bryn Mawr, PA  19010                      (manufacturer of dental supplies and
                                          precision coated abrasives); since
                                          1968, Director and President, Mart
                                          MMM, Inc. (formerly Montgomeryville
                                          Merchandise Mart Inc.) and Mart PMM,
                                          Inc. (formerly Pennsauken Merchandise
                                          Mart, Inc.) (shopping centers); and
                                          since 1975, Director and Executive
                                          Vice President, Cellucap Mfg. Co.,
                                          Inc. (manufacturer of disposable
                                          headwear).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Julian A. Brodsky - 64       Director     Director and Vice Chairman since 1969
1234 Market Street                        Comcast Corporation (cable television
16th Floor                                and communications); Director Comcast
Philadelphia, PA 19107-3723               Cablevision of Philadelphia (cable
                                          television and communications) and
                                          Nextel (wireless communications).
--------------------------------------------------------------------------------
Donald van Roden - 73        Director     Self-employed businessman.  From
1200 Old Mill Lane           and          February 1980 to March 1987, Vice
Wyomissing, PA  19610        Chairman of  Chairman, SmithKline Beecham
                             the Board    Corporation (pharmaceuticals);
                                          Director, AAA Mid-Atlantic (auto
                                          service); Director, Keystone Insurance
                                          Co.
--------------------------------------------------------------------------------
Edward J. Roach - 74         President    Certified Public Accountant; Vice
400 Bellevue Parkway         and          Chairman of the Board, Fox Chase
Wilmington, DE  19809        Treasurer    Cancer Center; Trustee Emeritus,
                                          Pennsylvania School for the Deaf;
                                          Trustee Emeritus, Immaculata College;
                                          Vice President and Treasurer of
                                          various investment companies advised
                                          by BlackRock Institutional Management
                                          Corporation; Director, The Bradford
                                          Funds, Inc.
--------------------------------------------------------------------------------
Morgan R. Jones - 58         Secretary    Chairman of the law firm of Drinker
Drinker Biddle & Reath LLP                Biddle & Reath LLP; Director, Nobel
1345 Chestnut Street                      Education Dynamics, Inc.
Philadelphia, PA 19107-3496
--------------------------------------------------------------------------------

----------------------
* Mr. Reichman is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his position with Counsellors Securities Inc., a registered broker-dealer.


** Mr. Sablowsky is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.

                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

                  RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of RBB and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from RBB in the following amounts:

                             DIRECTORS' COMPENSATION


                                                          PENSION OR
                                                          RETIREMENT BENEFITS                        TOTAL COMPENSATION
                                                          ACCRUED AS            ESTIMATED ANNUAL     FROM REGISTRANT AND
                                 AGGREGATE COMPENSATION   PART OF FUNDS         BENEFITS UPON        FUND COMPLEX 1 PAID TO
NAME OF PERSON/ POSITION         FROM REGISTRANT          EXPENSES              RETIREMENT           DIRECTORS
-------------------------        ----------------------   -------------------   ----------------     ----------------------
Julian A. Brodsky,                  $16,000                    N/A                   N/A                  $16,000
Director
Francis J. McKay,                   $19,000                    N/A                   N/A                  $19,000
Director
Arnold M. Reichman,                 $     0                    N/A                   N/A                  $     0
Director
Robert Sablowsky,                   $ 8,000                    N/A                   N/A                  $ 8,000
Director
Marvin E. Sternberg,                $19,000                    N/A                   N/A                  $19,000
Director
Donald van Roden,                   $24,000                    N/A                   N/A                  $24,000
Director and Chairman

----------------------

1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.


                  On October 24, 1990 the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach is the Company's sole employee), pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Company. No officer, director or employee of the Adviser or the Distributor currently receives any compensation from the Company.

                        INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS


                  ADVISORY AGREEMENT. Schneider Capital Management Company renders advisory services to the Fund pursuant to an Investment Advisory Agreement dated September 1, 1998 (the "Advisory Agreement").


                  The Adviser is a Pennsylvania corporation and has been managing assets for institutional accounts since 1996. The Adviser currently acts as investment adviser for two other investment companies registered under the 1940 Act, Frank Russell Investment Management Company-Equity Fund I, and Frank Russell Investment Management Company-Diversified Equity Fund. As of December 31, 1997, the Adviser managed approximately $1.8 billion in assets. The Adviser is a registered investment advisor under the Investment Advisors Act of 1940, as amended.


                  The Adviser is an active, equity value manager that believes a disciplined fundamental approach can consistently add value in a market that has shown to be extremely efficient with current data, but less so with future events. Schneider Capital Management Co. is research intensive and focuses on new ideas, believing that the market is slow to react to change, particularly where out-of-favor stocks are concerned. The Advisor strives to act on them as soon as possible to generate above-average returns.


                  The Adviser has investment discretion for the Fund and will make all decisions affecting assets in the Fund under the supervision of RBB's Board of Directors and in accordance with the Fund's stated policies. The Adviser will select investments for the Fund. For its services to the Fund, the Adviser is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 1.00% of the Fund's average daily net assets.


                  The Fund bears its own expenses not specifically assumed by the Adviser. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by the Adviser; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by RBB to its directors and officers; (g) organizational costs; (h) fees to the Adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of RBB; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Adviser under its advisory agreement with the portfolio. Each class of the Fund pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

                  Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or RBB in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

                  The Advisory Agreement was approved on January 21, 1998 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreement was approved by the initial shareholder of the Fund. The Advisory Agreement is terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Adviser. The Advisory Agreement may also be terminated by the Adviser on 60 days' written notice to RBB. The Advisory Agreement terminates automatically in the event of its assignment.


                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Fund
(b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the Fund's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian.


                  PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Fund, (b) addresses and mails all communications by the Fund to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Fund. PFPC may, on 30 days' notice to RBB, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp.

                  ADMINISTRATION AND ADMINISTRATIVE SERVICES AGREEMENTS. PFPC serves as administrator to the Fund pursuant to an Administration and Accounting Services Agreement dated September 1, 1998, (the "Administration Agreement"). PFPC has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed to, among other things, prepare and file (or assist in the preparation) of certain reports with the SEC and other regulatory agencies. For its services to the Fund, PFPC is entitled to receive a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum monthly fee of $8,333.


                  The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.


                  Provident Distributors, Inc. ("PDI") provides certain administrative services to the Fund that are not provided by PFPC, pursuant to an Agreement dated May 29, 1998 (the "Administrative Services Agreement"). Such services are provided subject to the supervision and direction of the Board of Directors of the Company.

                  The Administrative Services Agreement provides that PDI shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the performance of services under the Agreement, except a loss resulting from willful misfeasance, negligence or reckless disregard of its duties and obligations thereunder.

                  As compensation for its services to the Fund under the Administrative Services Agreement, PDI receives a monthly fee for the previous month calculated at the annual rate of .15% of the average daily net assets of the Fund.


                             PORTFOLIO TRANSACTIONS

                  Subject to policies established by the Board of Directors, the Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In purchasing and selling portfolio securities, the Adviser seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, the Adviser may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

                  Investment decisions for the Fund and for other investment accounts managed by the Adviser are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.

                  The Fund expects that its annual portfolio turnover rate will not exceed 75%. A high rate (100% or more) of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs that must be borne directly by the Fund. The Fund anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.



                       PURCHASE AND REDEMPTION INFORMATION

                  RBB reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

                  Under the 1940 Act, RBB may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (RBB may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                  The computation of the hypothetical offering price per Share of the Fund based on the value of the Fund's net assets on September 1, 1998 and the Fund's Shares outstanding on such date is as follows:

                         SCHNEIDER SMALL CAP VALUE FUND

Net Assets..................................................... $1,295,808.77

Outstanding Shares.............................................   129,580.877

Net Asset Value per Share...................................... $          10

Maximum Offering Price to Public............................... $          10



                               VALUATION OF SHARES

                  The net asset value per share of the Fund is calculated as of the close of the NYSE, generally 4:00 p.m. Eastern Time on each Business Day. A "Business Day" is any day that the NYSE is open for business. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday and subsequent Monday when one of these holidays falls on Saturday or Sunday. Net asset value per share, the value of an individual share in a fund, is computed by adding the value of the Fund's portfolio securities, cash and other assets, subtracting its actual and accrued liabilities, and dividing the result by the number of outstanding shares of the Fund. Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the average closing bid. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the average closing bid. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by RBB's Board of Directors.

                        PERFORMANCE AND YIELD INFORMATION

                  TOTAL RETURN. The Fund may from time to time advertise its "average annual total return." The Fund computes such return separately for its shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                   ERV  1/n
                            T = [(-----) - 1]
                                    P

         Where:            T = average annual total return;

                         ERV = ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                           P = hypothetical initial payment of $1,000; and

                           n = period covered by the computation, expressed in
                               years.

                  The Fund, when advertising its "aggregate total return," computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                              ERV
Aggregate Total Return =   [(-----) - 1]
                               P

                  The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  The Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

                  The Fund intends to distribute to shareholders its net capital gain (excess of net long-term capital gain over net short-term capital loss), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as mid-term or other long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by the Fund as capital gain dividends may not exceed the net capital gain of the Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

                  In the case of corporate shareholders, distributions (other than capital gain dividends) of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income received by the Fund from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction. The Fund will designate the portion, if any, of the distribution made by the Fund that qualifies for the dividends received deduction in a written notice mailed by the Fund to corporate shareholders not later than 60 days after the close of the Fund's taxable year.

                  If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of the Fund will be disallowed to the extent an investor repurchases shares of the Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by the Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

                  A shareholder will recognize gain or loss upon a redemption of shares or an exchange of shares of the Fund for shares of another Fund upon exercise of the exchange privilege, to the extent of any difference between the price at which the shares are redeemed or exchanged and the price or prices at which the shares were originally purchased for cash.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that the Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


                  ADDITIONAL INFORMATION CONCERNING RBB SHARES


                  RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 14.03 billion shares are currently classified in 83 classes as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisor Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 100 million shares are classified as Class YY Common Stock (Schneider Small Cap Value Fund), 100 million shares are classified as Class ZZ Common Stock (BEA Institutional Long-Short Market Neutral), 100 million shares are classified as Class AAA Common Stock (BEA Advisor Long-Short Market Neutral), 100 million shares are classified as Class BBB Common Stock (BEA Institutional Long-Short Equity), 100 million shares are classified as Class CCC Common Stock (BEA Advisor Long-Short Equity), 100 million shares are classified as Class DDD Common Stock (Boston Partners Institutional Micro Cap Value), 100 million shares are classified as Class EEE Common Stock (Boston Partners Investor Micro Cap Value), 100 million shares are classified as Class FFF Common Stock (BEA Institutional Select Economic Value), 100 million shares are classified as Class GGG Common Stock (BEA Advisor Select Economic Value), 100 million are classified as Class HHH Common Stock (BEA U.S. Core Equity Advisor Class), 700 million shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock

(Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class YY Common Stock constitute the Schneider Small Cap Value Fund. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fifteen separate "families": The Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Numeric Investors Family, the Boston Partners Family, the Schneider Capital Management Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interest in three non-money market portfolios; the Schneider Capital Management Family represents interests in one non-money market portfolio; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.


                  RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of the Fund will vote in the aggregate on all matters. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio).


                                  MISCELLANEOUS

                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 serves as counsel to RBB and the non-interested directors.


                  INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.

                  CONTROL PERSONS. As of August 28, 1998, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning the Company Shares" above. The Company does not know whether such persons also beneficially own such shares.

--------------------------------------------------------------------------------
                               SHAREHOLDER NAME                   PERCENTAGE OF
FUND NAME                        AND ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
BEA INT'L EQUITY -          Employees Ret Plan Marshfield Clini        7.23%
INSTITUTIONAL               1000 N. Oak Avenue
                            Marshfield, WI 54449-5772
--------------------------------------------------------------------------------
                            Indiana University Foundation              5.05%
                            Attn: Walter L. Koon, Jr.
                            P.O. Box 500
                            Bloomington, IN 47402-0500
--------------------------------------------------------------------------------
BEA EMERGING                Wachovia Bank North Carolina              47.78%
MARKETS EQUITY -            Trust Carolina Power & Light Co.
INSTITUTIONAL               Supplemental Retirement Trust
                            P.O. Box 3073
                            301 N. Main Street, MC NC 31057
                            Winston-Salem, NC 27101-3819
--------------------------------------------------------------------------------
                            Clariden Bank                              6.93%
                            Clariden Str. 26
                            CH-8002 Zurich
                            Switzerland
--------------------------------------------------------------------------------
                            National Academy of Sciences               5.36%
                            2101 Constitution Ave. NW
                            Washington, DC 20418-0006
--------------------------------------------------------------------------------
                            Arkansas Public Emp. Retirement Syst.     32.00%
                            124 W. Capitol Ave.
                            Little Rock, AR 72201-3704
--------------------------------------------------------------------------------
BEA LONG-SHORT              Michael A. Wall TTEE                      95.80%
MARKET NEUTRAL-             Michael A. Wall Trust
INSTITUTIONAL               U/A DTD 12/29/1997
                            P.O. Box 4579
                            Jackson, WY 83001-4579
--------------------------------------------------------------------------------
BEA SELECT                  Patterson & Co.                           91.54%
ECONOMIC VALUE              P.O. Box 7829
EQUITY-INSTITUTIONAL        Philadelphia, PA 19101-7829
--------------------------------------------------------------------------------
                            BEA Associates                             5.56%
                            FAO Pension Trust
                            153 E. 53rd St.
                            New York, NY 10022-4611
--------------------------------------------------------------------------------
BEA U.S. CORE EQUITY -      Werner & Pfleiderer Pension Plan           8.91%
INSTITUTIONAL               Employees
                            663 E. Crescent Ave.
                            Ramsey, NJ 07446-1287
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               SHAREHOLDER NAME                   PERCENTAGE OF
FUND NAME                        AND ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
                            Credit Suisse Private Banking              8.98%
                            Dividend Reinvest Plan
                            C/o Credit Suisse Pvt Bkg
                            12 E. 49th St., 40th Floor
                            New York, NY 10017-1028
--------------------------------------------------------------------------------
                            Washington Hebrew Congregation            16.18%
                            3935 Macomb St., NW
                            Washington, DC 20016-3799
--------------------------------------------------------------------------------
                            Fleet National Bank Trst.                  8.02%
                            Hospital St. Raphael Malpractice
                            Attn: 1958875010
                            P.O. Box 92800
                            Rochester, NY 14692-8900
--------------------------------------------------------------------------------
                            Patterson & Co.                           32.75%
                            P.O. Box 7829
                            Philadelphia, PA 19101-7829
--------------------------------------------------------------------------------
                            FTC & Co.                                  6.14%
                            Attn. Datalynx # House Acct.
                            P.O. Box 173736
                            Denver, CO 80217-3736
--------------------------------------------------------------------------------
                            Sema & Co.                                 5.14%
                            12 E. 49th St. - Fl. 41
                            New York, NY 10017-1028
--------------------------------------------------------------------------------
BEA U.S. CORE FIXED         The Northern Trust Company TTEE           12.80%
INCOME -                    Uniroyal Holdings Bond Fund
INSTITUTIONAL               c/o Uniroyal Holding Inc.
                            70 Great Hill Road
                            Naugatuck, CT 06770-2224
--------------------------------------------------------------------------------
                            Winifred Masterson Burke Foundation        6.17%
                            785 Mamaroneck Ave.
                            White Plains, NY 10605-2593
--------------------------------------------------------------------------------
                            New England UFCW & Employers'             11.86%
                            Pension Fund Board of Trustees
                            161 Forbes Rd, Ste. 201
                            Braintree, MA 02184-2606
--------------------------------------------------------------------------------
BEA STRATEGIC               Sunkist Master Trust                      52.73%
GLOBAL FIXED                14130 Riverside Dr.
INCOME FUND                 Sherman Oaks, CA 91423-2392
--------------------------------------------------------------------------------
                            Patterson & Co.                           37.70%
                            P.O. Box 7829
                            Philadelphia, PA 19101-7829
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               SHAREHOLDER NAME                   PERCENTAGE OF
FUND NAME                        AND ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
                            State St. Bank & Trust TTEE                5.48%
                            Fenway Holdings LLC Master Trust
                            P.O. Box 470
                            Boston, MA 02102-0470
--------------------------------------------------------------------------------
BEA HIGH YIELD-             Carl F Besenbach                          18.35%
INSTITUTIONAL               Trst Michelin North America Inc.
                            Master Trust
                            P.O. Box 19001
                            Greenville, SC 29602-9001
--------------------------------------------------------------------------------
                            Southdown Inc. Pension Pl                  9.61%
                            Mac & Co. A/C SDIF8575302
                            Mutual Fund Operations
                            P.O. Box 3198
                            Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------
                            Edward J. Demske TTEE                      5.54%
                            Miami University Foundation
                            202 Roudebush Hall
                            Oxford, OH 45056
--------------------------------------------------------------------------------
                            Fidelity Investments Institutional        16.89%
                            Operations Co. Inc. as Agent for
                            Certain Employee Benefits Plan
                            100 Magellan Way #KWIC
                            Covington, KY 41015-1987
--------------------------------------------------------------------------------
                            MAC & CO A/C CSBF8605082                   5.18%
                            Mutual Fund Operations
                            P.O. Box 3198
                            Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------
BEA MUNI BOND               Arnold Leon                               12.59%
INSTITUTIONAL               c/o Fiduciary Trust Company
                            P.O. Box 3199 Church Street Station
                            New York, NY 10008-3199
--------------------------------------------------------------------------------
                            William A. Marquard                       36.03%
                            2199 Maysville Rd.
                            Carlisle, KY 40311-9716
--------------------------------------------------------------------------------
                            Leo Bogart                                 5.21%
                            135 Central Park West 9N
                            New York, NY 10023-2465
--------------------------------------------------------------------------------
                            Howard Isermann                            8.86%
                            9 Tulane Dr.
                            Livingston, NJ 07039-6212
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               SHAREHOLDER NAME                   PERCENTAGE OF
FUND NAME                        AND ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
BEA INT'L EQUITY            TRANSCORP                                  9.45%
ADVISOR                     FBO William E Burns
                            P.O. Box 6535
                            Englewood, CO 80155-6535
--------------------------------------------------------------------------------
                            Charles Schwab & Co.                       8.53%
                            Special Custody Account for the
                            Exclusive Benefit of Customers
                            101 Montgomery Street
                            San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
                            Bob & Co.                                 76.46%
                            P.O. Box 1809
                            Boston, MA 02105-1809
--------------------------------------------------------------------------------
BEA EMERGING                SEMA & Co.                                97.75%
MARKETS EQUITY-             12E 49th St. Fl. 41
ADVISOR                     New York, NY 10017-1028
--------------------------------------------------------------------------------
BEA GLOBAL TELE-            E. M. Warburg Pincus & Co. Inc.           18.48%
COMMUNICATIONS-             Attn: Sandra Correale
ADVISOR                     466 Lexington Ave.
                            New York, NY 10017-3140
--------------------------------------------------------------------------------
                            Charles Schwab & Co.                      14.52%
                            Special Custody Account for the
                            Exclusive Benefit of Customers
                            101 Montgomery St.
                            San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
                            William W. Priest                          5.03%
                            2 E. 70th St. #5
                            New York, NY 10021-4913
--------------------------------------------------------------------------------
                            FTC & Co.                                 25.50%
                            Attn: DATALYNX #148
                            P.O. Box 173736
                            Denver, CO 80217-3736
--------------------------------------------------------------------------------
BEA HIGH YIELD-             Charles Schwab & Co.                      83.14%
ADVISOR                     Special Custody Account for the
                            Exclusive Benefit of Customers
                            101 Montgomery St.
                            San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
                            Richard A. Wilson TTEE                    14.19%
                            E. Francis Wilson TTEE
                            The Wilson Family Trust
                            U/A 11/1/95
                            7612 March Ave.
                            West Hills, CA 91304-5232
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               SHAREHOLDER NAME                   PERCENTAGE OF
FUND NAME                        AND ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
CASH PRESERVATION           Jewish Family and Children's Agency       47.10%
MONEY MARKET                of Phil Capital Campaign
                            Attn: S. Ramm
                            1610 Spruce Street
                            Philadelphia, PA 19103
--------------------------------------------------------------------------------
                            Marian E. Kunz                            12.60%
                            52 Weiss Ave.
                            Flourtown, PA 19031
--------------------------------------------------------------------------------
SANSOM STREET               Saxon and Co.                             78.00%
MONEY MARKET                FBO Paine Webber
                            A/C 32 32 400 4000038
                            P.O. Box 7780 1888
                            Phila., PA 19182
--------------------------------------------------------------------------------
                            Wasner & Co. for Account of               21.20%
                            Paine Webber and Managed Assets
                            Sundry Holdings
                            Attn: Joe Domizio
                            76 A 260 ABC 200 Stevens Drive
                            Lester, PA 19113
--------------------------------------------------------------------------------
CASH PRESERVATION           Gary L. Lange                             36.70%
MUNICIPAL MONEY             and Susan D. Lange
MARKET                      JT TEN
                            1354 Shady Knoll Ct.
                            Longwood, FL 32750
--------------------------------------------------------------------------------
                            Andrew Diederich                           6.70%
                            Doris Diederich
                            JT TEN
                            1003 Lindeman
                            Des Peres, MO 63131
--------------------------------------------------------------------------------
                            Kenneth Farwell                           12.10%
                            and Valerie Farwell
                            3854 Sullivan
                            St. Louis, MO 63107
--------------------------------------------------------------------------------
                            Gwendolyn Haynes                           5.40%
                            2757 Geyer
                            St. Louis, MO 63104
--------------------------------------------------------------------------------
                            Emil R. Hunter and                         7.60%
                            Mary J. Hunter JT TEN
                            428 W. Jefferson
                            Kirkwood, MO 63122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               SHAREHOLDER NAME                   PERCENTAGE OF
FUND NAME                        AND ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
N/I MICRO CAP FUND          Charles Schwab & Co. Inc.                 14.00%
                            Special Custody Account for the
                            Exclusive Benefit of Customers
                            Attn: Mutual Funds
                            101 Montgomery St.
                            San Francisco, CA 94104
--------------------------------------------------------------------------------
                            Janis Claflin, Bruce Fetzer and            5.20%
                            Winston Franklin, Robert Lehman Trst
                            the John E. Fetzer Institute, Inc.
                            U/A DTD 06-1992
                            Attn: Christina Adams
                            9292 West KL Ave.
                            Kalamazoo, MI 49009
--------------------------------------------------------------------------------
                            Public Inst. For Social Security           7.30%
                            1001 19th St., N. 16th Flr.
                            Arlington, VA 22209
--------------------------------------------------------------------------------
                            Portland General Holdings Inc.            16.60%
                            DTD 01/29/90
                            Attn: William J. Valach
                            121 S.W. Salmon St.
                            Portland, OR 97202
--------------------------------------------------------------------------------
                            State Street Bank and Trust Company        8.50%
                            FBO Yale Univ. Ret. Pln for Staff Emp
                            State Street Bank & Tr Co. Master Tr.
                            Div
                            Attn: Kevin Sutton
                            Solomon Williard Bldg. One Enterprise
                            Dr.
                            North Quincy, MA 02171
--------------------------------------------------------------------------------
N/I GROWTH FUND             Charles Schwab & Co. Inc                  18.60%
                            Special Custody Account for the
                            Exclusive Benefit of Customers
                            Attn: Mutual Funds
                            101 Montgomery St.
                            San Francisco, CA 94104
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               SHAREHOLDER NAME                   PERCENTAGE OF
FUND NAME                        AND ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
                            Citibank North America Inc.               20.60%
                            Trst Sargent & Lundy Retirement Trust
                            DTD 06/01/96
                            Mutual Fund Unit
                            Bld. B Floor 1 Zone 7
                            3800 Citibank Center Tampa
                            Tampa, FL 33610-9122
--------------------------------------------------------------------------------
                            U.S. Equity Investment Portfolio LP        6.20%
                            1001 N. US Hwy One Suite 800
                            Jupiter, FL 33477
--------------------------------------------------------------------------------
                            Union Bank of California                   5.20%
                            Trst Sunkist Growers-Match-Svgspln
                            Trst No. 610001154-03
                            Mutual Funds Dept. P.O. Box 109
                            San Diego, CA 92112
--------------------------------------------------------------------------------
N/I GROWTH AND              Charles Schwab & Co. Inc.                 21.80%
VALUE FUND                  Special Custody Accuont for the
                            Exclusive Benefit of Customers
                            Attn: Mutual Funds
                            101 Montgomery St.
                            San Francisco, CA 94104
--------------------------------------------------------------------------------
                            The John E. Fetzer Institute Inc.          7.80%
                            Attn: Christina Adams
                            9292 W. KL Ave.
                            Kalamazoo, MI 49009
--------------------------------------------------------------------------------
                            Bankers Trust Cust Pge-Enron               5.40%
                            Foundation
                            Attn: Procy Fernandez
                            300 S. Grand Ave. 40th Floor
                            Los Angeles, CA 90071
--------------------------------------------------------------------------------
N/I LARGER CAP              Charles Schwab & Co. Inc.                 18.60%
VALUE FUND                  Special Custody Account for the
                            Exclusive Benefit of Customers
                            Attn: Mutual Funds
                            101 Montgomery St.
                            San Francisco, CA 94104
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               SHAREHOLDER NAME                   PERCENTAGE OF
FUND NAME                        AND ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
                            Bank of America NT & SA                   17.90%
                            FBO Community Hospital Central Cal
                            Pn Pl
                            A/C 10-35-155-2048506
                            Attn: Mutual Funds 38615
                            P.O. Box 513577
                            Los Angeles, CA 90051
--------------------------------------------------------------------------------
                            The John E. Fetzer Institute, Inc.        47.40%
                            Attn: Christina Adams
                            9292 W. KL Ave.
                            Kalamazoo, MI 49009
--------------------------------------------------------------------------------
BOSTON PARTNERS             Dr. Janice B. Yost                        16.90%
LARGE CAP FUND INST         Trst Mary Black Foundation Inc.
SHARES                      Bell Hill - 945 E. Main St.
                            Spartanburg, SC 29302
--------------------------------------------------------------------------------
                            Saxon And Co.                              6.20%
                            FBO UJF Equity Funds
                            AC 10-01-001-0578481
                            P.O. Box 7780-1888
                            Philadelphia, PA 19182
--------------------------------------------------------------------------------
                            Irving Fireman's Relief & Ret Fund         7.60%
                            Attn: Edith Auston
                            825 W. Irving Blvd.
                            Irvin, TX 75060
--------------------------------------------------------------------------------
                            Wells Fargo Bank                           6.80%
                            Trst Stoel Rives
                            Tr 008125
                            P.O. Box 9800
                            Calabasas, CA 91308
--------------------------------------------------------------------------------
                            James B. Beam                              6.40%
                            Trst World Publishing Co. Pft Shr Trust
                            P.O. Box 1511
                            Wenatchee, WA 98807
--------------------------------------------------------------------------------
                            Swanee Hunt and Charles Ansbacher          8.20%
                            Trst The Swanee Hunt Family Fund
                            C/o Elizabeth Alberti
                            168 Brattle St.
                            Cambridge, MA 02138
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               SHAREHOLDER NAME                   PERCENTAGE OF
FUND NAME                        AND ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
                            Swanee Hunt and Charles Ansbacher          6.30%
                            Trst The Hunt Alternatives Fund
                            C/o Elizabeth Alberti
                            168 Brattle St.
                            Cambridge, MA 02138
--------------------------------------------------------------------------------
                            Samuel Gary and Ronald Williams            7.20%
                            And David Younggren
                            Trst Gary Tax Advantaged PRO+ PSP
                            370 17th St. Suite 5300
                            Denver, CO 80202
--------------------------------------------------------------------------------
BOSTON PARTNERS             National Financial Services Corp.         17.60%
LARGE CAP FUND              For the Exclusive Bene of Our
INVESTOR SHARES             Customers
                            Attn: Mutual Funds 5th Floor
                            200 Liberty St I World Financial
                            Center
                            New York, NY 10281
--------------------------------------------------------------------------------
                            Charles Schwab & Co. Inc.                 74.50%
                            Special Custody Account for the
                            Benefit of Customers
                            Attn: Mutual Funds
                            101 Montgomery St.
                            San Francisco, CA 94104
--------------------------------------------------------------------------------
BOSTON PARTNERS             Donaldson Lufkin & Jenrette               11.50%
MID CAP VALUE FUND          Securities Corporation
INST. SHARES                Attn: Mutual Funds
                            P.O. Box 2052
                            Jersey City, NJ 07303
--------------------------------------------------------------------------------
                            North American Trst. Co.                   5.80%
                            FBO Cooley Godward
                            P.O. Box 84419
                            San Diego, CA 92138
--------------------------------------------------------------------------------
                            John Carroll University                    6.70%
                            20700 N. Park Blvd.
                            University Heights, OH 44118
--------------------------------------------------------------------------------
                            MAC & CO.                                  9.50%
                            A/C BPHF 3006002
                            Mutual Funds Operations
                            P.O. Box 3198
                            Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               SHAREHOLDER NAME                   PERCENTAGE OF
FUND NAME                        AND ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
                            ISTCO                                      6.80%
                            P.O. Box 523
                            Belleville, IL 62222-0523
--------------------------------------------------------------------------------
                            Coastal Insurance Enterprises Inc.         8.70%
                            Attn: Chris Baldwin
                            P.O. Box 240429
                            Montgomery, AL 36124
--------------------------------------------------------------------------------
                            Healthcare Workers Compensation            6.00%
                            Fund
                            Attn: Chris Baldwin
                            P.O. Box 240429
                            Montgomery, AL 36124
--------------------------------------------------------------------------------
BOSTON PARTNERS             National Financial Svcs Corp. for         12.50%
MID CAP VALUE FUND          Exclusive Bene of Our Customers Sal
INV SHARES                  Vella
                            200 Liberty St.
                            New York, NY 10281
--------------------------------------------------------------------------------
                            Charles Schwab & Co. Inc.                 46.00%
                            Special Custody Account for Benefit of
                            Customers
                            Attn: Mutual Funds
                            101 Montgomery St.
                            San Francisco, CA 94104
--------------------------------------------------------------------------------
                            George B. Smithy, Jr.                      5.20%
                            38 Greenwood Rd.
                            Wellesley, MA 02181
--------------------------------------------------------------------------------
                            Jupiter & Co.                              6.00%
                            c/o Investors Bank
                            P.O. Box 9130 FPG 90
                            Boston, MA 02010
--------------------------------------------------------------------------------
BOSTON PARTNERS             Boston Partners Asset Mgmt LP             35.10%
BOND FUND                   One Financial Center 43rd Fl.
INSTITUTIONAL SHARES        Boston, MA 02111
--------------------------------------------------------------------------------
                            Chiles Foundation                         16.70%
                            111 S.W. Fifth Ave.
                            4010 US Bancorp Tower
                            Portland, OR 97204
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               SHAREHOLDER NAME                   PERCENTAGE OF
FUND NAME                        AND ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
                            The Roman Catholic Diocese of             39.10%
                            Raleigh, NC
                            General Endowment
                            715 Nazareth St.
                            Raleigh, NC 27606
--------------------------------------------------------------------------------
                            The Roman Catholic Diocese of              9.00%
                            Raleigh, NC
                            Clergy Trust
                            715 Nazareth St.
                            Raleigh, NC 27606
--------------------------------------------------------------------------------
BOSTON PARTNERS             Charles Schwab & Co. Inc.                 77.00%
BOND FUND INVESTOR          Special Custody Account for Benefit of
SHARES                      Customers
                            Attn: Mutual Funds
                            101 Montgomery St.
                            San Francisco, CA 94104
--------------------------------------------------------------------------------
                            Donaldson Lufkin & Jenrette                5.10%
                            Securities Corporation
                            Attn: Mutual Funds
                            P.O. Box 2052
                            Jersey City, NJ 07303
--------------------------------------------------------------------------------
                            Stephen W. Hamilton                       15.30%
                            17 Lakeside Ln
                            N. Barrington, IL 60010
--------------------------------------------------------------------------------
BOSTON PARTNERS             Desmond J. Heathwood                       6.80%
MICRO CAP VALUE             41 Chestnut St.
FUND-INSTITUTIONAL          Boston, MA 02108
SHARES
--------------------------------------------------------------------------------
                            Boston Partners Asset Management LP       67.70%
                            One Financial Center
                            43rd Floor
                            Boston, MA 02111
--------------------------------------------------------------------------------
                            Wayne Archambo                             6.80%
                            42 DeLopa Circle
                            Westwood, MA 02090
--------------------------------------------------------------------------------
                            David M. Dabora                            6.80%
                            11 White Plains Ct.
                            San Anselmo, CA 94960
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               SHAREHOLDER NAME                   PERCENTAGE OF
FUND NAME                        AND ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
BOSTON PARTNERS             National Financial Services Corp.         34.90%
MICRO CAP VALUE             For the Exclusive Bene of our
FUND-INVESTOR               Customers
SHARES                      Attn. Mutual Funds 5th Floor
                            200 Liberty St.
                            1 World Financial Center
                            New York, NY 10281
--------------------------------------------------------------------------------
                            Scott J. Harrington                       62.10%
                            54 Torino Ct.
                            Danville, CA 94526
--------------------------------------------------------------------------------

                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Company.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


CORPORATE LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.